Cover	12 Months Ended
Jul. 31, 2026
Document Information [Line Items]
Document Type	DEFC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	VAIL RESORTS, INC.
Entity Central Index Key	0000812011